Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
	Year Ended December 31,
	2021	2020
Net loss attributable to common stockholders	$(7,799,529)	$(8,338,807)

Basic and diluted weighted average common shares outstanding	5,861,730	949,544

Loss per share:
Basic and diluted	$(1.33)	$(8.78)

Schedule of calculation of diluted shares outstanding
	Year Ended December 31,	Year ended December 31,
	2021	2020
Unvested restricted shares	3,123,931	10,652,680
Common shares issuable upon conversion of preferred stock	-	21,982,491
Total	3,123,931	32,635,171